Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Fair Value of Financial Instruments	The carrying amounts and fair value of bonds payable as of December 31, 2018 and 2019, respectively, were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2018	$16,985,936		$17,126,752
December 31, 2019	36,522,155	$1,221,068	36,766,117	$1,229,225

Summary of Financial Assets Measured at Level 3 Fair Value
2)	Reconciliation of Level 3 fair value measurements of financial assets

For the year ended December 31, 2018

	Financial Assets at FVTPL	Financial Assets at FVTOCI		Total
Financial Assets	Equity Instruments	Equity Instruments	Debt Instruments
	NT$	NT$	NT$	NT$

Balance at January 1	$—	$908,549	$1,080,000	$1,988,549
Recognized in profit or loss	(2,313)	—	—	(2,313)
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	—	(224,172)	(63,076)	(287,248)
Purchases	477,436	105,000	—	582,436
Disposals	—	(208,978)	—	(208,978)

Balance at December 31	$475,123	$580,399	$1,016,924	$2,072,446

For the year ended December 31, 2019

	FVTPL		FVTOCI
Financial Assets	Equity Instruments		Equity Instruments		Debt Instruments		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Balance at January 1	$475,123	$15,885	$580,399	$19,405	$1,016,924	$34,000	$2,072,446	$69,290
Recognized in profit or loss	3,431	115	—	—	—	—	3,431	115
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	(216,121)	(7,226)	(2,052)	(69)	(218,173)	(7,295)
Effects of foreign currency exchange	(14,368)	(480)	(5,695)	(190)	—	—	(20,063)	(670)
Net increase in trade receivables	—	—	—	—	3,171,205	106,025	3,171,205	106,025
Trade receivables factoring	—	—	—	—	(1,141,515)	(38,165)	(1,141,515)	(38,165)
Purchases	541,528	18,105	409,985	13,707	—	—	951,513	31,812
Disposals	—	—	(12,665)	(424)	—	—	(12,665)	(424)

Balance at December 31	$1,005,714	$33,624	$755,903	$25,272	$3,044,562	$101,791	$4,806,179	$160,687

Summary of Categories of Financial Instruments
	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$7,898,458	$5,288,996	176,830
Measured at amortized cost (Note 1)	139,866,736	139,668,804	4,669,636
FVTOCI
Equity instruments	580,399	755,903	25,272
Debt instruments	1,016,924	1,014,872	33,931
Trade receivables, net	—	2,029,690	67,860

Financial liabilities

FVTPL
Held for trading	36,655	973,571	32,550
Financial liabilities for hedging	3,899,634	3,233,301	108,101
Measured at amortized cost (Note 2)	286,035,732	310,187,110	10,370,681

Note 1:      The balances included financial assets measured at amortized cost which comprised cash and cash equivalents, trade and other receivables and other financial assets.

Note 2:      The balances included financial liabilities measured at amortized cost which comprised short-term borrowings, trade and other payables, bonds payable and long-term borrowings.

Summary of Maturity Analysis for Non-derivative Financial Liabilities
December 31, 2018

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$33,156,044	$34,493,000	$6,899,093	$57,375	$196,523
Floating interest rate liabilities	15,762,004	7,127,606	25,510,718	131,014,040	—
Fixed interest rate liabilities	7,677,097	4,811,536	242,461	13,621,814	4,367,546

	$56,595,145	$46,432,142	$32,652,272	$144,693,229	$4,564,069

December 31, 2019

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$35,283,757	$38,803,904	$7,989,256	$33,797	$184,338
Obligation under leases	75,388	115,297	532,747	1,536,600	4,412,859
Floating interest rate liabilities	10,740,844	6,708,303	18,868,999	133,341,087	7,190,891
Fixed interest rate liabilities	6,819,585	3,712,979	2,281,375	34,405,594	3,689,219

	$52,919,574	$49,340,483	$29,672,377	$169,317,078	$15,477,307

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Non-derivative financial liabilities

Non-interest bearing	$1,179,664	$1,297,356	$267,110	$1,130	$6,163
Obligation under leases	2,520	3,855	17,812	51,374	147,538
Floating interest rate liabilities	359,105	224,283	630,859	4,458,077	240,418
Fixed interest rate liabilities	228,004	124,138	76,275	1,150,304	123,344

	$1,769,293	$1,649,632	$992,056	$5,660,885	$517,463

Summary of Maturity Analysis for Derivative Financial Instruments
	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2018

Net settled
Forward exchange contracts	$2,040	$1,620	$—

Gross settled
Forward exchange contracts
Inflows	$2,580,194	$466,489	$—
Outflows	(2,556,607)	(460,725)	—
	23,587	5,764	—

Swap contracts
Inflows	14,136,620	9,214,500	38,160,316
Outflows	(13,946,583)	(8,650,320)	(36,596,419)
	190,037	564,180	1,563,897

	$213,624	$569,944	$1,563,897

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2019

Net settled
Forward exchange contracts	$(74,864)	$(13,246)	$—

Gross settled
Forward exchange contracts
Inflows	$9,296,123	$4,420,233	$230,354
Outflows	(9,248,333)	(4,392,070)	(227,848)
	47,790	28,163	2,506

Swap contracts
Inflows	10,187,215	15,025,154	34,327,100
Outflows	(10,163,964)	(15,032,603)	(34,773,848)
	23,251	(7,449)	(446,748)

	$71,041	$20,714	$(444,242)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2019

Net settled
Forward exchange contracts	$(2,503)	$(443)	$—

Gross settled
Forward exchange contracts
Inflows	310,803	147,784	7,701
Outflows	(309,205)	(146,843)	(7,618)
	1,598	941	83

Swap contracts
Inflows	340,595	502,345	1,147,680
Outflows	(339,818)	(502,594)	(1,162,616)
	777	(249)	(14,936)

	$2,375	$692	$(14,853)

Summary of Disclosure of Detailed Information about Maturity Analysis of Obligation under Leases
Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$723,432	$1,536,600	$1,454,128	$856,825	$712,696	$1,389,210

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$24,187	$51,374	$48,617	$28,647	$23,828	$46,446

Interest rate risk [member]
Statement [LineItems]
Summary of Interest Rate Risk
The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)
Fair value interest rate risk
Financial liabilities	$17,485,561	$41,952,056	$1,402,610

Cash flow interest rate risk
Financial assets	32,942,747	46,467,663	1,553,583
Financial liabilities	172,737,393	169,709,237	5,673,997

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2018

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$1,557,714	$—	$1,557,714
Forward exchange contracts	—	32,070	—	32,070
Non-derivative financial assets
Quoted ordinary shares	5,151,255	—	—	5,151,255
Open-end mutual funds	581,800	—	—	581,800
Unquoted preferred shares	—	—	275,000	275,000
Private-placement funds	—	—	200,123	200,123
Hybrid financial assets
Private-placement convertible bonds	—	100,496	—	100,496

	$5,733,055	$1,690,280	$475,123	$7,898,458

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$540,730	$540,730
Limited partnership	—	—	39,669	39,669
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	1,016,924	1,016,924

	$—	$—	$1,597,323	$1,597,323
Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$29,058	$—	$29,058
Forward exchange contracts	—	7,597	—	7,597

	$—	$36,655	$—	$36,655

	Level 1		Level 2		Level 3		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2019

Financial assets at FVTPL
Derivative financial assets
Forward exchange contracts	$—	$—	$104,308	$3,487	$—	$—	$104,308	$3,487
Swap contracts	—	—	56,561	1,891	—	—	56,561	1,891
Call option	—	—	—	—	24,556	821	24,556	821
Non-derivative financial assets
Quoted ordinary shares	3,460,123	115,685	—	—	—	—	3,460,123	115,685
Open-end mutual funds	662,290	22,143	—	—	—	—	662,290	22,143
Private-placement funds	—	—	—	—	603,718	20,184	603,718	20,184
Unquoted preferred shares	—	—	—	—	377,440	12,619	377,440	12,619

	$4,122,413	$137,828	$160,869	$5,378	$1,005,714	$33,624	$5,288,996	$176,830

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$—	$—	$565,028	$18,891	$565,028	$18,891
Unquoted preferred shares	—	—	—	—	158,718	5,306	158,718	5,306
Limited partnership	—	—	—	—	32,157	1,075	32,157	1,075
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	—	—	1,014,872	33,931	1,014,872	33,931
Trade receivables, net	—	—	—	—	2,029,690	67,860	2,029,690	67,860

	$—	$—	$—	$—	$3,800,465	$127,06	$3,800,465	$127,06

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$—	$862,581	$28,839	$—	$—	$862,581	$28,839
Forward exchange contracts	—	—	110,990	3,711	—	—	110,990	3,711

	$—	$—	$973,571	$32,550	$—	$—	$973,571	$32,550